Relevant events of the year	12 Months Ended
Jun. 30, 2023
Relevant events of the year
39. Relevant events of the year

38. Relevant events of the year

Warrants exercise

During the year ended June 30, 2023, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 712,850 were received, for converted warrants of 1,260,298 to common shares.

Shares Buyback Program extension and completion - IRSA

on July 12, 2022, the Board of Directors has resolved to extend the term of the shares repurchase plan that was determined by the Board of Directors on March 11, 2022, for an additional period of one hundred and twenty (120) days, maintaining the other terms and conditions that were duly informed.

On September 21, 2022, the Company completed the share buyback program, having acquired the equivalent of 9,419,623 IRSA common shares, which represent approximately 99.51% of the approved program and 1.16% of the outstanding shares.

BrasilAgro - Agricultural Association Contract

On July 21, 2022, the Company entered into an agricultural association contract with the São Domingos farm for the exploration of an agricultural area of approximately 6,070 hectares. Located in the municipality of Comodoro in the state of Mato Grosso, the contract is valid for 12 years, the property will be divided into two parts of 3,035 hectares each, the first is scheduled for December 2022 and the second for December 2023.

Shares Buyback Program extension and completion - CRESUD

On July 22, 2022, the Board of Directors has approved the terms and conditions for the acquisition of the common shares issued by the Company under the provisions of Section 64 of Law Nº 26,831 and the Rules of the Argentine National Securities Commission.

• Maximum amount of the investment: Up to ARS 1,000 million.

• Maximum number of shares to be acquired: Up to 10% of the capital stock of the Company, in accordance with the provisions of the applicable regulations.

• Daily limitation on market transactions: In accordance with the applicable regulation, the limitation will be up to 25% of the average volume of the daily transactions for the Shares and ADS in the markets during the previous 90 days.

• Payable Price: Up to ARS 140 per share and up to USD 7.00 per ADS.

• Period in which the acquisitions will take place: up to 120 days after the publication of the minutes, subject to any renewal or extension of the term, which will be informed to the investing public.

• Origin of the Funds: The acquisitions will be made with realized and liquid earnings pending of distribution of the Company.

To make such a decision, the Board of Directors has taken into account the economic and market situation, as well as the discount that the current share price has in relation to the fair value of the assets, determined by independent appraisers, and has as its objective to contribute to the strengthening of the shares in the market and reduce the fluctuations in the listed value that does not reflect the value or the economic reality that the assets currently have, resulting in the detriment of the interests of the Company’s shareholders.

On September 21, 2022, the Company completed the share buyback program, having acquired the equivalent of 5,676,603 CRESUD common shares, which represent approximately 99.00% of the approved program and 0.96% of the outstanding shares.

BrasilAgro - Payment of dividends

In the the Ordinary and Extraordinary Shareholders’ Meeting of October 27, 2022, BrasilAgro approved the payment of dividends distributed in the financial statements of June 30, 2022, for the total value of BRL 320 million, corresponding to BRL 3.24 per share.

Distribution of dividends - FyO S.A.

On October 19, 2022, FyO S.A. approved the distribution of a dividend for the amount of USD 5 million payable in cash and/or in kind.

On June 7, 2023, FyO S.A. approved the distribution of a dividend for the amount of USD 5 million payable in cash and/or in kind.

As of the date of these financial statements they have been fully paid.

Ordinary and Extraordinary Shareholders' Meeting - IRSA

On October 28, 2022, the Ordinary and Extraordinary Shareholders’ Meeting was held where it was resolved:

-	The distribution of a dividend to shareholders for up to ARS 4,340 million, payable in cash and/or in kind.
-	The creation of a new incentive plan for employees, management and directors to join without a share premium for up to 1.16% of the Share Capital.

On October 31, 2022, the Board of Directors established the payment of the dividend in cash. As of the date of these financial statements, it was fully paid.

The amounts are expressed in the currency as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions - IRSA

Because of the payment of cash dividends made on November 8, 2022, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1. Post-dividend ratio: 1.0442.

•	Exercise price per new share to be issued: Pre-dividend price: USD 0.432. Post-dividend price: USD 0.414.

The other terms and conditions of the warrants remain the same.

Shares Buyback Program - New program - CRESUD

On November 11, 2022, the Board of Directors has approved the terms and conditions for the acquisition of the common shares issued by the Company under the provisions of Section 64 of Law Nº 26,831 and the Rules of the Argentine National Securities Commission.

• Maximum amount of the investment: Up to ARS 4,000 million.

• Maximum number of shares to be acquired: Up to 10% of the capital stock of the Company, in accordance with the provisions of the applicable regulations.

• Daily limitation on market transactions: In accordance with the applicable regulation, the limitation will be up to 25% of the average volume of the daily transactions for the Shares and ADS in the markets during the previous 90 days.

• Payable Price: Up to ARS 205 per share and up to USD 6.50 per ADS.

• Period in which the acquisitions will take place: up to 180 days after the publication of the minutes, subject to any renewal or extension of the term, which will be informed to the investing public.

• Origin of the Funds: The acquisitions will be made with realized and liquid earnings pending of distribution of the Company.

To make such a decision, the Board of Directors has taken into account the economic and market situation, as well as the discount that the current share price has in relation to the fair value of the assets, determined by independent appraisers, and has as its objective to contribute to the strengthening of the shares in the market and reduce the fluctuations in the listed value that does not reflect the value or the economic reality that the assets currently have, resulting in the detriment of the interests of the Company’s shareholders.

On May 10, 2023, the Company communicates the modification of the acquisition price of its own shares in pesos up to a maximum value of ARS 425 per share and extends the term for the program for up to 180 additional days, maintaining the other terms and conditions that were informed and decided by the Board of Directors on November 11, 2022.

Ordinary and Extraordinary Shareholders' Meeting - CRESUD

On October 28, 2022, the Ordinary and Extraordinary Shareholders’ Meeting was held where it was resolved:

-	The distribution of a dividend to shareholders for up to ARS 3,100 million, payable in cash and/or in kind.
-	The creation of a new incentive plan for employees, management and directors to join without a share premium for up to 0.96% of the Share Capital.

On October 31, 2022, the Board of Directors established the payment of the dividend in cash. As of the date of these financial statements, it was fully paid.

The amounts are expressed in currency as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions - CRESUD

Because of the payment of cash dividends made on November 10, 2022, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1. Post-dividend ratio: 1.0322.
•	Exercise price per new share to be issued: Pre-dividend price: USD 0.566. Post-dividend price: USD 0.548.

The other terms and conditions of the warrants remain the same.

Ordinary and Extraordinary Shareholders' Meeting - IRSA

On April 27, 2023, the Ordinary and Extraordinary Shareholders’ Meeting resolved:

-

Capital Stock increase from ARS 812 million to the sum of ARS 7,364 million, thorough the partial capitalization of the share premium and the resulting issuance of 6,552 to be allocated to the shareholders according to their equity interest.

-	Change of the par value of the shares from ARS 1 to ARS 10.
-	Distribution of a cash dividend for ARS 21,900 million, in proportion to the equity interest of the shareholders.

On May 5, 2023, the Company distributed among its shareholders the cash dividend in an amount of ARS 21,900 equivalent to 2,731.3451% of the stock capital, an amount per share of ARS 27.3135 and an amount per ADR of ARS 273.1345 (Argentine Pesos per ADR).

The amounts are expressed in currency as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions - IRSA

Because of the payment of cash dividends made on May 5, 2023, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1.0442. Post-dividend ratio: 1.1719.

•	Exercise price per new share to be issued: Pre-dividend price: USD 0.414. Post-dividend price: USD 0.3689.

The other terms and conditions of the warrants remain the same.

Ordinary and Extraordinary Shareholders' Meeting - CRESUD

On April 27, 2023, the Ordinary and Extraordinary Shareholders’ Meeting resolved:

-	The distribution of a cash dividend in the amount of ARS 9,500 million, in proportion to the stock holdings of the shareholders.
-	Consideration of the distribution of 13 million own shares to shareholders, in proportion to their holdings by virtue of the provisions of Article 67 of Law 26,831.

On May 8, 2023, the Company distributed among its shareholders a cash dividend of ARS 9,500 million, equivalent to 1,652.4532% of the Capital Stock, an amount per share of (VARSN1) ARS 16.5245 and an amount per ADS of ARS 165.2453 (Argentine pesos per ADS). Likewise, on the same date, the Company distributed among its shareholders 12,670,512 treasury shares, equivalent to 2.2039% of Capital Stock, 0.0220 shares per common share and 0.2204 shares per ADS.

The amounts are expressed in currency as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions - CRESUD

Because of the payment of cash dividends and the pro-rata distribution of treasury shares among its shareholders, made by the Company on May 8, 2023, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1.0322. Post-dividend ratio: 1.1232.
•	Exercise price per new share to be issued: Pre-dividend price: USD 0.548. Post-dividend price: USD 0.5036.

The other terms and conditions of the warrants remain the same.

Shares Buyback Program - New program - IRSA

On June 15, 2023, the Board of Directors approved the following terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of art. 64 of Law 26,831 and the CNV regulations:

• Maximum amount to invest: Up to ARS 5,000 million.

• Maximum number of shares to be acquired: up to 10% of the Company's share capital, in accordance with the provisions of the applicable regulations.

• Daily limit for market operations: in accordance with the regulations, it will be up to 25% of the average daily transaction volume that the Company's shares have experienced, together in the markets it is listed, during the 90 business days. previous.

• Price to be paid for the shares: up to a maximum of ARS 425 per share and up to a maximum of USD 8.00 per GDS.

• Period in which the acquisitions will be carried out: up to 180 days after the publication of the minutes, subject to any renewal or extension of the period, which will be informed to the investing public.

• Origin of Funds: Acquisitions will be made with realized and liquid profits pending distribution of the Company.

During the current fiscal year, the Company acquired 1,263,435 ordinary shares (N.V. ARS 1 per share) for a total of ARS 506 million, representing 10.11% of the program approved on June 15, 2023. The amounts are expressed in the currency at the time of acquisition. As of the issuance date of these consolidated financial statements, no deadline has been set for the disposal of the acquired shares.